Stock-Based Compensation (Details) - Schedule of Restricted Stock Awards - Restricted Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Number of Shares, Beginning balance	75,293	344,426
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance	$ 1.97	$ 1.9
Number of Shares, Ending balance	10,597	75,293
Weighted Average Grant Date Fair Value Per Share, Outstanding Ending balance	$ 1.9	$ 1.97
Number of Shares, Granted		150,000
Weighted Average Grant Date Fair Value Per Share Granted		$ 2
Number of Shares, Vested	(64,696)	(419,133)
Weighted Average Grant Date Fair Value Per Share,Vested	$ 1.98	$ 1.92
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited